Income Taxes	12 Months Ended
Mar. 31, 2025
Income Taxes [Abstract]
INCOME TAXES

NOTE 18 – INCOME TAXES

(a)	Corporate Income Taxes

Under the current laws of the British Virgin Islands (“BVI”), the Company is not subject to tax on its income or capital gains. In addition, upon payments of dividends by the Company to its shareholders, no BVI withholding tax is imposed. The Company’s subsidiaries incorporated in Hong Kong were subject to the Hong Kong profits tax rate at 16.5% for the years ended March 31, 2025, 2024 and 2023. The Company’s subsidiaries and VIE incorporated in China were subject to PRC Enterprise Income Tax (“EIT”) on the taxable income in accordance with the relevant PRC income tax laws. The EIT rate for companies operating in the PRC is 25% for the years ended March 31, 2025, 2024 and 2023, except for Taizhou Suxuantang where the applicable income tax rate is 15% for the years ended March 31, 2025, 2024 and 2023 since it was qualified as a high-technology company from January 1, 2021 to December 31, 2023. In addition, the Company is allowed to deduct additional 100% of its research and development expenses against its pre-tax income as a high-technology company.

For the years ended March 31, 2025, 2024 and 2023, income tax expenses consisted of the following:

For the years ended March 31,
	2025	2024	2023

Current income tax provision	$-	$-	$-
Deferred income tax provision	-	-	-
Total income tax	$-	$-	$-

The following is a reconciliation of the Company’s total income tax expense to the amount computed by applying the PRC statutory income tax rate of 15% to its income from operations before income taxes for the years ended March 31, 2025, 2024 and 2023.

	For the years ended March 31,
	2025	2024	2023

Loss before income taxes	$(3,303,652)	$(3,098,532)	$(5,934,772)
Income tax expense at the PRC statutory rate	(495,548)	(404,481)	(653,066)
Non-deductible expenses	239,939	54,477	226,003
Deductible research and development expenses	(46,707)	(27,629)	(29,497)
Deferred tax provision	(1,441,907)	(1,250,105)	(876,804)
Valuation allowance for deferred tax assets	1,441,907	1,250,105	876,804
Effect of income tax rate differences in jurisdictions other than the PRC	302,316	377,633	456,560
Total income tax expenses	$-	$-	$-
(b)	Deferred Tax Assets

Deferred income tax was measured using the enacted income tax rates for the periods in which they are expected to be reversed. Significant components of the Company’s deferred income tax assets and liabilities consist of follows:

	As of March 31,
	2025	2024

Tax loss carry forward	$901,032	$905,574
Credit loss provision for doubtful account - accounts receivable	312,366	261,656
Credit loss provision for doubtful account – other receivable and other current assets	69,979	70,854
Impairment provision for inventory	8,462	12,021
Impairment provision for long-term deposit	150,068	-
Valuation allowance for deferred tax assets	(1,441,907)	(1,250,105)
Total	$-	$-

The Company evaluates the level of authority for each uncertain tax position (including the potential application of interest and penalties) based on the technical merits, and measures the unrecognized benefits associated with the tax positions. For the years ended March 31, 2025, 2024 and 2023 the Company had no unrecognized tax benefits. The Company does not anticipate any significant increase to its asset for unrecognized tax benefit within the next 12 months. The Company will classify interest and penalties related to income tax matters, if any, in income tax expense.